Advances to Suppliers, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance		$ 13,681
Provision			13,670
Recovery		(13,573)
Exchange rate effect		(108)	11
Ending balance			$ 13,681